Ford Credit Auto Owner Trust 2020-A
Monthly Investor Report

Collection Period	October 2020
Payment Date	11/16/2020
Transaction Month	6
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff

Initial Pool Balance	$914,193,806.49	34,181	54.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$140,000,000.00	0.26711%	May 15, 2021
Class A-2 Notes	$274,500,000.00	1.03%	October 15, 2022
Class A-3 Notes	$314,500,000.00	1.04%	August 15, 2024
Class A-4 Notes	$70,700,000.00	1.35%	July 15, 2025
Class B Notes	$25,270,000.00	2.05%	September 15, 2025
Class C Notes	$16,840,000.00	3.49%	October 15, 2026

Total	$841,810,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,801,534.45

Principal:
Principal Collections	$17,467,231.19
Prepayments in Full	$8,513,941.76
Liquidation Proceeds	$314,215.86
Recoveries	$(525.00)
Sub Total	$26,294,863.81
Collections:	$28,096,398.26

Purchase Amounts:
Purchase Amounts Related to Principal	$9,349.55
Purchase Amounts Related to Interest	$20.36
Sub Total	$9,369.91

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$28,105,768.17

Ford Credit Auto Owner Trust 2020-A
Monthly Investor Report

Collection Period	October 2020
Payment Date	11/16/2020
Transaction Month	6
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$28,105,768.17
Servicing Fee	$617,130.90	$617,130.90	$0.00	$0.00	$27,488,637.27
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$27,488,637.27
Interest - Class A-2 Notes	$202,876.96	$202,876.96	$0.00	$0.00	$27,285,760.31
Interest - Class A-3 Notes	$272,566.67	$272,566.67	$0.00	$0.00	$27,013,193.64
Interest - Class A-4 Notes	$79,537.50	$79,537.50	$0.00	$0.00	$26,933,656.14
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$26,933,656.14
Interest - Class B Notes	$43,169.58	$43,169.58	$0.00	$0.00	$26,890,486.56
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$26,890,486.56
Interest - Class C Notes	$48,976.33	$48,976.33	$0.00	$0.00	$26,841,510.23
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$26,841,510.23
Regular Principal Payment	$24,790,463.72	$24,790,463.72	$0.00	$0.00	$2,051,046.51
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,051,046.51
Residual Released to Depositor	$0.00	$2,051,046.51	$0.00	$0.00	$0.00
Total		$28,105,768.17

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$24,790,463.72
Total					$24,790,463.72
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$24,790,463.72	$90.31	$202,876.96	$0.74	$24,993,340.68	$91.05
Class A-3 Notes	$0.00	$0.00	$272,566.67	$0.87	$272,566.67	$0.87
Class A-4 Notes	$0.00	$0.00	$79,537.50	$1.13	$79,537.50	$1.13
Class B Notes	$0.00	$0.00	$43,169.58	$1.71	$43,169.58	$1.71
Class C Notes	$0.00	$0.00	$48,976.33	$2.91	$48,976.33	$2.91
Total	$24,790,463.72	$29.45	$647,127.04	$0.77	$25,437,590.76	$30.22

Ford Credit Auto Owner Trust 2020-A
Monthly Investor Report

Collection Period	October 2020
Payment Date	11/16/2020
Transaction Month	6

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$236,361,507.46	0.8610620	$211,571,043.74	0.7707506
Class A-3 Notes	$314,500,000.00	1.0000000	$314,500,000.00	1.0000000
Class A-4 Notes	$70,700,000.00	1.0000000	$70,700,000.00	1.0000000
Class B Notes	$25,270,000.00	1.0000000	$25,270,000.00	1.0000000
Class C Notes	$16,840,000.00	1.0000000	$16,840,000.00	1.0000000
Total	$663,671,507.46	0.7883863	$638,881,043.74	0.7589373

Pool Information
Weighted Average APR	2.945%	2.938%
Weighted Average Remaining Term	50.44	49.66
Number of Receivables Outstanding	29,454	28,771
Pool Balance	$740,557,080.19	$713,952,905.31
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$682,409,816.52	$658,008,542.01
Pool Factor	0.8100657	0.7809645

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,418,204.69
Yield Supplement Overcollateralization Amount	$55,944,363.30
Targeted Overcollateralization Amount	$75,071,861.57
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$75,071,861.57

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,418,204.69
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,418,204.69
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,418,204.69

Ford Credit Auto Owner Trust 2020-A
Monthly Investor Report

Collection Period	October 2020
Payment Date	11/16/2020
Transaction Month	6

VIII. NET LOSS AND DELINQUENT RECEIVABLES
	# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)	68	$299,436.52
(Recoveries)	1	$(525.00)
Net Loss for Current Collection Period		$299,961.52
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)		0.4861%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.1630%
Second Prior Collection Period			0.1949%
Prior Collection Period			0.0824%
Current Collection Period			0.4949%
Four Month Average (Current and Prior Three Collection Periods)			0.2338%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		424	$631,011.83
(Cumulative Recoveries)			$3,509.02
Cumulative Net Loss for All Collection Periods			$627,502.81
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0686%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,488.24
Average Net Loss for Receivables that have experienced a Realized Loss			$1,479.96

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.52%	138	$3,734,863.33
61-90 Days Delinquent	0.08%	15	$591,153.52
91-120 Days Delinquent	0.02%	3	$163,667.53
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.63%	156	$4,489,684.38
Repossession Inventory:
Repossessed in the Current Collection Period		11	$317,301.14
Total Repossessed Inventory		15	$430,999.88

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period		0.0496%
Prior Collection Period		0.0679%
Current Collection Period		0.0626%
Three Month Average		0.0600%

Delinquency Trigger (61+ Delinquent Receivables)

Transaction Month	Trigger

1-12	0.70%
13-24	1.40%
25-36	2.30%
37+	3.60%

61+ Delinquent Receivables Balance to EOP Pool Balance		0.1057%
Delinquency Trigger Occurred		No

Ford Credit Auto Owner Trust 2020-A
Monthly Investor Report

Collection Period	October 2020
Payment Date	11/16/2020
Transaction Month	6

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2020

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer